T. Rowe Price Small Cap Growth Portfolio Annual Fund Operating Expenses - T. Rowe Price Small Cap Growth Portfolio	Dec. 31, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.51%
Class B
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.76%
Class E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.66%
Class G
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.81%